UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number   811-09841
                                                 ---------------------------

                             UBS Willow Fund L.L.C.
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
     -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                  Date of reporting period: September 30, 2004
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


       PAR                                                                                             MARKET VALUE
---------------------------------------------------------------------------------------------------------------------
                    UNITED STATES OF AMERICA
                    ------------------------
                    INVESTMENTS IN SECURITIES (52.69%)
                    ----------------------------------
                    CORPORATE BONDS (33.43%)
                    ------------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (3.06%)
                    ------------------------------------------
       13,671,000   Holley Performance Products, Series B, 12.25%, 09/15/07 (Callable 09/15/05
                    @ $102.04)*                                                                       $  11,494,987
                                                                                                      ---------------
                    COMPUTER SERVICES (3.70%)
       31,552,000   Metamor Worldwide, Inc., 2.94%, 08/15/49 (a)                                         13,882,880
                                                                                                      ---------------
                    DIVERSIFIED OPERATIONS (3.65%)
        6,906,962   Westfed Holdings, 15.50%, 09/15/49 (a)                                               13,698,785
                                                                                                      ---------------
                    ELECTRIC - INTEGRATED (4.59%)
        5,000,000   Northwestern Corp., 7.00%, 08/15/23 (Callable 08/15/05 @ $102.53)                     4,991,650
        8,000,000   TXU Corp., 7.425%, 10/15/17 *, (a)                                                    4,720,000
       12,800,000   TXU Corp., 7.55%, 10/15/27 *, (a)                                                     7,552,000
                                                                                                      ---------------
                                                                                                         17,263,650
                                                                                                      ---------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.29%)
       20,018,000   TXU Eastern Funding Co., 6.45%, 05/15/05 *, (a)                                       2,819,135
       14,500,000   TXU Eastern Funding Co., 6.75%, 05/15/09 *, (a)                                       2,042,035
                                                                                                      ---------------
                                                                                                          4,861,170
                                                                                                      ---------------
                    ELECTRONICS - MILITARY (0.13%)
       10,000,000   Condor Systems, Inc. Series B, 11.875%, 05/01/09 (Callable 05/01/05 @
                    $105.96) *, (a)                                                                         500,000
                                                                                                      ---------------
                    ENGINES - INTERNAL COMBUSTION (1.21%)
        6,000,000   Cummins, Inc., 5.65%, 03/01/49                                                        4,560,000
                                                                                                      ---------------
                    FOOD - WHOLESALE/DISTRIBUTORS (1.70%)
       18,930,000   Fleming Companies, Inc., 10.125%, 04/01/08 (Callable 04/01/05 @ $105.06) *,
                    (a)                                                                                   3,407,400
       16,925,000   Fleming Companies, Inc., 9.25%, 06/15/10 (Callable 06/15/06 @ $104.63) (a)            2,990,140
                                                                                                      ---------------
                                                                                                          6,397,540
                                                                                                      ---------------
                    FUNERAL SERVICES & RELATED ITEMS (0.00%)
        2,000,000   Loewen Group International, 7.50%, 04/15/49 (b)                                               0
        3,000,000   Loewen Group International, 7.20%, 04/15/49 (b)                                               0
                                                                                                      ---------------
                                                                                                                  0
                                                                                                      ---------------
                    METAL PROCESSORS & FABRICATION (1.30%)
       11,276,174   Oxford Automotive, Inc., 12.00%, 10/15/10 (Callable 10/15/07 @ $106.00) *             4,867,586
                                                                                                      ---------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION (0.43%)
        2,000,000   Costilla Energy, Inc., Sr. Notes, 10.25%, 10/01/06 (Callable 10/01/04 @
                    $100.00) (a)                                                                                  0
        2,000,000   Tri-Union Develpment Corp., 12.50%, 06/01/06 (Callable 06/01/05 @ $100.00) *          1,600,000
                                                                                                      ---------------
                                                                                                          1,600,000
                                                                                                      ---------------

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


       PAR                                                                                             MARKET VALUE
---------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS (CONTINUED)
                    ---------------------------
                    SATELLITE TELECOMMUNICATIONS (2.42%)
        8,000,000   Globalstar LP/Capital Corp., Sr. Notes, 10.75%, 11/01/04 (Callable 11/01/04
                    @ $100.00) *, (a)                                                                 $      40,000
       11,500,000   Globalstar LP/Capital Corp., Sr. Notes, 11.375%, 02/15/49 *, (a)                         57,500
        6,571,000   ICG Services Inc., 0.00%, 02/15/08                                                            0
        3,333,000   ICG Services Inc., 0.00%, 05/01/08                                                            0
        4,850,000   Iridium, L.L.C./Capital Corp., 10.875%, 07/15/05 (a)                                    452,650
        5,300,000   Iridium, L.L.C./Capital Corp., 11.25%, 07/15/05 *, (a)                                  494,649
        4,500,000   Iridium, L.L.C./Capital Corp., 13.00%, 07/15/05 *, (a)                                  419,985
        5,100,000   Iridium, L.L.C./Capital Corp., 14.00%, 07/15/05 *, (a)                                  475,983
       11,000,000   Pegasus Satellite Communications, 11.25%, 01/15/10 (Callable 01/15/06 @
                    $105.63) *, (a)                                                                       7,159,130
                                                                                                      ---------------
                                                                                                          9,099,897
                                                                                                      ---------------
                    STEEL - PRODUCERS (3.54%)
       21,132,000   WCI Steel, Inc., Sr. Notes, 10.00%, 12/01/04 *, (a)                                  13,313,160
                                                                                                      ---------------
                    TELECOMMUNICATIONS EQUIPMENT (3.88%)
       10,000,000   Lucent Technologies, Inc., 6.50%, 01/15/28                                            8,091,700
        8,000,000   Lucent Technologies, Inc., 6.45%, 03/15/29                                            6,473,360
                                                                                                      ---------------
                                                                                                         14,565,060
                                                                                                      ---------------
                    TELEPHONE - INTEGRATED (2.53%)
        2,403,000   MCI, Inc., 5.908%, 05/01/07 (Callable 05/01/05 @ $102.45)                             2,378,970
        2,403,000   MCI, Inc., 6.688%, 05/01/09 (Callable 05/01/06 @ $102.84)                             2,322,908
        5,060,000   MCI, Inc., 7.735%, 05/01/14 (Callable 05/01/09 @ $103.37)                             4,790,150
                                                                                                      ---------------
                                                                                                          9,492,028
                                                                                                      ---------------
                    TOTAL CORPORATE BONDS (Cost $108,286,878)                                           125,596,743
                                                                                                      ---------------
                    PIK BONDS (6.09%)
                    -----------------
                    TELECOMMUNICATIONS SERVICES (6.09%)
       23,607,359   Knology, Inc., 12.00%, 11/30/09 (Callable 11/07/04 @ $100.00) *                      22,899,138
                                                                                                      ---------------
                    TOTAL PIK BONDS (Cost $17,213,688)                                                   22,899,138
                                                                                                      ---------------
                    BANK LOANS (3.48%)
       29,384,615   Birch Telecom, Inc., 3.291%, 09/30/06 **                                             13,027,082
           47,190   Viasystems, Inc., Assumed Lc Facility, 5.25%, 12/31/15                                   47,190
                                                                                                      ---------------
                    TOTAL BANK LOANS (Cost $18,598,909)                                                  13,074,272
                                                                                                      ---------------
                    LIQUIDATING BONDS (0.99%)
                    -------------------------
                    INDEPENDENT POWER PRODUCTION (0.81%)
       24,580,000   NRG Energy, Inc., 7.50%, 06/15/07 (a)                                                   393,280
      165,420,000   NRG Energy, Inc., 8.625%, 04/01/31 (a)                                                2,646,720
                                                                                                      ---------------
                                                                                                          3,040,000
                                                                                                      ---------------
                    PAPER AND RELATED PRODUCTS (0.18%)
       39,257,662   American Tissue, Inc. Series B, 12.50%,  (Callable 07/15/05 @ $100.00) *, (a)           670,521
                                                                                                      ---------------

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


       PAR                                                                                             MARKET VALUE
---------------------------------------------------------------------------------------------------------------------
                    TOTAL LIQUIDATING BONDS (Cost $7,687,189)                                             3,710,521
                                                                                                      ---------------
                    PROMISSORY NOTES (0.17%)
        2,315,733   Altamira Trust Promissory Note, 10.00%, 12/31/08 **                               $     578,933
          676,940   Guilford Mills Promissory Note, 10.00%, 12/31/08 **                                      67,694
                                                                                                      ---------------
                    TOTAL PROMISSORY NOTES (Cost $1,447,036)                                                646,627
                                                                                                      ---------------
     SHARES
-----------------
                    COMMON STOCK (8.24%)
                    --------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (2.57%)
        1,675,199   ZiLOG, Inc. (b)                                                                       9,665,898
                                                                                                      ---------------
                    FINANCE - COMMERCIAL (0.01%)
          436,300   The FINOVA Group, Inc. (b)                                                               52,356
                                                                                                      ---------------
                    FUNERAL SERVICES & RELATED ITEMS (0.94%)
          357,972   Alderwoods Group, Inc. (b)                                                            3,518,865
                                                                                                      ---------------
                    MEDICAL - NURSING HOMES (0.51%)
          238,642   Sun Healthcare Group, Inc. (b)                                                        1,911,522
                                                                                                      ---------------
                    TELECOMMUNICATIONS SERVICES (2.82%)
          303,001   Arch Wireless, Inc.- Class A (b)                                                      8,705,228
          263,841   Birch Telecom,  Inc. (b)                                                                  2,638
          756,101   Call-Net Enterprises, Inc. - Class B (b)                                              1,247,567
          154,351   Knology, Inc. *, (b)                                                                    640,557
                                                                                                      ---------------
                                                                                                         10,595,990
                                                                                                      ---------------
                    TELEPHONE - INTEGRATED (1.39%)
          311,413   MCI, Inc.                                                                             5,216,168
                                                                                                      ---------------
                    TOTAL COMMON STOCK (Cost $26,678,912)                                                30,960,799
                                                                                                      ---------------
                    PREFERRED STOCKS (0.14%)
                    ------------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.14%)
            3,857   ZiLOG Mod III, Inc. Series A & B (b)                                                    514,265
                                                                                                      ---------------
                    TOTAL PREFERRED STOCKS (Cost $618,222)                                                  514,265
                                                                                                      ---------------
                    AMERICAN DEPOSITORY RECEIPTS (0.15%)
                    ------------------------------------
                    TELECOMMUNICATIONS EQUIPMENT (0.15%)
           28,434   Marconi Corp. Plc (b)                                                                   572,661
                                                                                                      ---------------
                    TOTAL AMERICAN DEPOSITORY RECEIPTS (Cost $0)                                            572,661
                                                                                                      ---------------
                    INVESTMENTS IN SECURITIES (Cost $180,530,833)                                       197,975,026
                                                                                                      ---------------
       PAR
-----------------
                    SECURITIES SOLD, NOT YET PURCHASED ((7.30)%)
                    --------------------------------------------
                    CORPORATE BONDS SOLD, NOT YET PURCHASED ((6.73)%)
                    -------------------------------------------------
                    CRUISE LINES ((0.93)%)
       (3,000,000)  Royal Carribean Cruises, Sr. Notes, 8.75%, 02/02/11 (b)                              (3,495,000)
                                                                                                      ---------------

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


       PAR                                                                                             MARKET VALUE
---------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS SOLD, NOT YET PURCHASED (CONTINUED)
                    ---------------------------------------------------
                    ELECTRIC - INTEGRATED ((1.44)%)
       (5,000,000)  Pepco Holdings, Inc., Notes, 6.45%, 08/15/12 *, (b)                               $  (5,429,150)
                                                                                                      ---------------
                    ENGINES - INTERNAL COMBUSTION ((0.81)%)
       (3,000,000)  Cummins, Inc., Notes, 6.45%, 03/01/05 (b)                                            (3,045,000)
                                                                                                      ---------------
                    FOOD - RETAIL ((0.26)%)
       (1,000,000)  Pathmark Stores, Inc., 8.75%, 02/01/12 (Callable 02/01/07 @ $104.38) *, (b)            (963,330)
                                                                                                      ---------------
                    MACHINERY - CONSTRUCTION & MINING ((1.13)%)
       (4,000,000)  JLG Industries, Inc., 8.375%, 06/15/12 (Callable 06/15/07 @ $104.19) *, (b)          (4,226,680)
                                                                                                      ---------------
                    PAPER & RELATED PRODUCTS ((0.84)%)
       (3,000,000)  Louisiana Pacific Corp., Sr. Notes, 8.50%, 08/15/05 (b)                              (3,157,500)
                                                                                                      ---------------
                    RENTAL AUTO/EQUIPMENT ((1.32)%)
       (5,000,000)  Williams Scotsman, Inc., 9.875%, 06/01/07 *, (b)                                     (4,966,650)
                                                                                                      ---------------
                    TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Cost $(23,278,975))                  (25,283,310)
                                                                                                      ---------------
                    ZERO COUPON BONDS SOLD, NOT YET PURCHASED ((0.57)%)
                    ---------------------------------------------------
                    CRUISE LINES ((0.57)%)
       (4,000,000)  Royal Caribbean Cruises, 0.00%, 02/02/21 (Convertible/Putable/Callable
                    02/02/05 @ $46.27) (b)                                                               (2,126,680)
                                                                                                      ---------------
                    TOTAL ZERO COUPON BONDS SOLD, NOT YET PURCHASED (Cost $(1,657,428))                  (2,126,680)
                                                                                                      ---------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(24,936,404))                         (27,409,990)
                                                                                                      ---------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 45.40%               170,565,036
                                                                                                      ---------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 54.60%                                          205,172,479
                                                                                                      ---------------
         TOTAL NET ASSETS -- 100.00%                                                                  $ 375,737,515
                                                                                                      ===============

* Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned and securities sold, not yet purchased amounted to $85,173,766 and ($15,585,810), respectively, which represented 22.67% and (4.15%), respectively, of net assets at September 30,2004.
** Variable rate security. The rate shown is that in effect at September 30, 2004.
(a) Security is in default.
(b) Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     UBS Willow Fund L.L.C.
            ----------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         ---------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date     November 18, 2004
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         ---------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date     November 18, 2004
    ------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mitchell Tanzman
                         ---------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date     November 18, 2004
    ------------------------------------------------------------------------

By (Signature and Title)*  /s/ Gregory Brousseau
                         ---------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date     November 18, 2004
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         ---------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date     November 18, 2004
    ------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.